General and administrative expenses	12 Months Ended
Dec. 31, 2021
Corporate Information
General and administrative expenses
Note 11	General and administrative expenses

	December 31, 2021	December 31, 2020	December 31, 2019
Professional fees	$24,320	$22,388	$56,773
Bank charges	3,971	3,922	3,789
Listing and filing fees	16,041	18,370	19,980
Office and miscellaneous	24,028	34,139	21,016
Consulting (Note 10)	111,693	128,320	108,513
Depreciation (Note 7)	-	205	87
Foreign exchange	(892)	4,333	3,403
	$179,161	$211,677	$213,561